Financial and other non-current assets	12 Months Ended
Dec. 31, 2020
Disclosure of financial and other non-current assets [abstract]
Financial and other non-current assets
13. Financial and other non-current assets
Financial assets
(USD millions)	2020	2019

Equity securities	1 577	1 524

Debt securities	36	33

Fund investments	366	233

Total financial investments	1 979	1 790

Long-term receivables from finance subleases	83	66

Other long-term receivables	125	104

Contingent consideration receivables [1]	625	399

Long-term loans, advances and security deposits	89	159

Total financial assets	2 901	2 518

[1] Note 29 provides additional disclosures related to contingent considerations.
Other non-current assets
(USD millions)	2020	2019

Deferred compensation plans	471	414

Prepaid post-employment benefit plans	202	148

Other non-current assets	219	176

Total other non-current assets	892	738